                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-07729

                        Hansberger International Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            399 Boylston Street, Boston, Massachusetts       02116
--------------------------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM I SCHEDULE OF INVESTMENTS

               EMERGING MARKETS FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)


  Shares     Description                                          Value (+)
  ------     -----------                                         ------------
  Common Stocks - 98.0% of Net Assets
             Argentina -- 2.5%
      55,932 Tenaris SA, ADR                                     $  2,943,142
     257,289 Ultrapetrol Bahamas Limited (b)                        4,273,570
                                                                 ------------
                                                                    7,216,712
                                                                 ------------
             Brazil -- 16.5%
     146,400 Banco Bradesco SA                                      4,201,113
     247,800 Banco do Brasil SA                                     4,175,964
     176,524 Companhia Energetica de Minas Gerais                   3,803,981
     467,710 Companhia Vale Do Rio Doce, Sponsored ADR             13,306,349
     343,351 NET Servicos de Comunicacao SA (b)                     5,630,732
     135,375 Petroleo Brasileiro SA, ADR                           10,220,812
     490,400 Tim Participacoes SA                                   2,961,663
      40,500 Usinas Siderurgicas de Minas Gerais SA                 2,828,151
                                                                 ------------
                                                                   47,128,765
                                                                 ------------
             China -- 16.0%
   6,808,000 China Construction Bank Corp.                          6,208,285
     276,100 China Mobile (Hong Kong), Ltd.                         4,526,794
   5,028,000 China Petroleum & Chemical Corp., Class H              6,171,729
   5,556,400 Denway Motors, Ltd.                                    3,236,373
     793,000 FU JI Food & Catering Services                         2,438,007
   5,114,000 Industrial & Commercial Bank of China, 144A            3,565,687
   1,703,000 Lianhua Supermarkets Holdings, Ltd., Class H           2,832,312
   5,140,000 Peace Mark (Holdings), Ltd.                            7,647,543
     276,500 Ping An Insurance (Group) Co. of China Ltd.            3,805,474
     643,000 Weichai Power Co., Ltd., Class H                       5,090,258
                                                                 ------------
                                                                   45,522,462
                                                                 ------------
             Columbia -- 0.9%
      74,695 Bancolombia SA, ADR                                    2,588,182
                                                                 ------------
             India -- 6.7%
     130,393 Bharti Airtel Limited (b)                              3,066,411
     765,461 Godrej Consumer Products, Ltd.                         2,707,461
      40,536 HDFC Bank, Ltd., ADR                                   4,342,622
      90,303 Infosys Technologies, Ltd.                             4,257,364
      66,223 Larsen & Toubro, Ltd.                                  4,665,869
                                                                 ------------
                                                                   19,039,727
                                                                 ------------
             Indonesia -- 1.7%
  25,865,500 PT Bank Niaga Tbk                                      2,453,627
   2,824,500 PT United Tractors Tbk                                 2,528,826
                                                                 ------------
                                                                    4,982,453
                                                                 ------------
             Israel -- 1.0%
      62,341 Teva Pharmaceutical Industries, Ltd. Sponsored ADR     2,772,304
                                                                 ------------
             Korea -- 12.3%
       3,692 Amorepacific Corp. 2,751,237
      20,032 Hite Brewery Co., Ltd.                                 2,796,492
      30,079 Hyundai Motor Co., Ltd.                                2,422,738
      55,113 Kookmin Bank ADR                                       4,518,715
       9,118 POSCO                                                  6,598,160
      13,593 Samsung Electronics Co., Ltd.                          8,505,663
       3,965 Shinsegae Co., Ltd.                                    2,751,799
     220,072 Woongjin Thinkbig Co., Ltd. (b)                     $  4,628,918
                                                                 ------------
                                                                   34,973,722
                                                                 ------------
             Malaysia -- 0.9%
     796,500 Bumiputra-Commerce Holdings Bhd                        2,496,516
                                                                 ------------
             Mexico -- 5.7%
     110,317 America Movil SAB de CV                                7,060,288
     481,679 Corporacion GEO, SA de CV, Series B (b)                2,113,462
      71,452 Fomento Economico Mexicano SA de CV, Sponsored ADR     2,672,305
     631,018 Gruma SA, Class B                                      2,047,546
     630,056 Grupo Financiero Banorte SAB de CV                     2,494,324
                                                                 ------------
                                                                   16,387,925
                                                                 ------------
             Russia -- 15.8%
      77,871 Evraz Group SA, GDR, 144A                              4,929,234
     800,819 FirstRand, Ltd.                                        2,569,000
     104,000 LUKOIL ADR                                             8,642,400
      35,008 MMC Norilsk Nickel ADR                                 9,522,176
      42,886 Mobile Telesystems, Sponsored ADR                      2,972,429
     191,454 OAO Gazprom, Sponsored ADR                             8,406,740
      92,300 PIK Group, Sponsored GDR, 144A                         2,575,170
     629,077 Sberbank                                               2,621,300
      24,198 Wimm-Bill-Dann Foods, ADR                              2,645,809
                                                                 ------------
                                                                   44,884,258
                                                                 ------------
             South Africa -- 8.4%
     216,061 Impala Platinum Holdings, Ltd.                         7,530,232
     210,670 Massmart Holdings Ltd.                                 2,549,272
     166,852 MTN Group, Ltd.                                        2,529,621
     103,527 Naspers Limited                                        2,865,645
   1,156,626 Network Healthcare Holdings, Ltd.                      2,001,407
      62,481 Sasol, Ltd.                                            2,682,765
     265,721 Standard Bank Group, Ltd.                              3,836,742
                                                                 ------------
                                                                   23,995,684
                                                                 ------------
             Taiwan -- 7.6%
   1,897,105 Asustek Computer, Inc.                                 5,762,456
   5,379,544 Chinatrust Financial Holding Co., Ltd.                 3,926,833
     338,400 HON HAI Precision Industry Co., Ltd.                   2,548,960
     734,892 President Chain Store Corp.                            2,066,970
   3,765,134 Taiwan Semiconductor Manufacturing Co., Ltd.           7,257,765
                                                                 ------------
                                                                   21,562,984
                                                                 ------------
             Thailand -- 1.0%
     885,900 Bangkok Bank PCL                                       2,971,904
                                                                 ------------
             Turkey -- 1.0%
     368,004 Akbank T.A.S.                                          2,794,029
                                                                 ------------
             Total -- Common Stocks (Cost $196,622,332)           279,317,627
                                                                 ------------

Investments as of September 30, 2007 (Unaudited)


Principal
Amount                                                              Value (+)
---------                                                         ------------
Short-Term Investment - 3.0%

$ 8,359,000 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 09/28/07 at 3.750%, to
            be repurchased at $8,361,612 on 10/01/07,
            collateralized by $8,415,000 Federal National
            Mortgage Association 6.000%, due 08/22/16 with a
            value of $8,530,706 including accrued interest(c)     $  8,359,000
                                                                  ------------
            Total Short-Term Investments (Identified Cost
            $8,359,000 )                                             8,359,000
            Total Investments -- 101.0% (Cost $204,981,332)(a)     287,676,627
            Other assets and liabilities -- (1.0)%                  (2,751,006)
                                                                  ------------
            Net Assets -- 100%                                    $284,925,621
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the State and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2007, approximately 54% of the market value of investments were fair valued pursuant to procedures approved by the Board of Trustees.

         In September 2006, Statement of Financial Accounting Standards
         No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At September 30, 2007, the net unrealized appreciation on investments based on a cost of $204,981,332 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value over
           tax cost                                               $ 86,193,949
         Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value                                               (3,498,654)
                                                                  ------------
         Net unrealized appreciation                              $ 82,695,295
                                                                  ============

(b)      Non-income producing security.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,070,091 or 3.9% of net assets

Investments as of September 30, 2007 (Unaudited)


ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

     Financials                                         21.7%
     Materials                                          15.7
     Energy                                             13.7
     Consumer Discretionary                             10.8
     Information Technology                             10.0
     Consumer Staples                                    9.1
     Telecommunication Services                          8.2
     Industrials                                         5.8
     Other, less than 2% each                            3.0

              INTERNATIONAL CORE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)


  Shares  Description                                              Value (+)
  ------  -----------                                             -----------
  Common Stocks - 98.4% of Net Assets
          Australia -- 2.9%
   12,021 BHP Billiton, Ltd.                                      $   469,398
    5,105 Rio Tinto, Ltd.                                             487,858
   24,757 Westpac Banking Corp.                                       623,803
   14,199 Woodside Petroleum, Ltd.                                    629,595
                                                                  -----------
                                                                    2,210,654
                                                                  -----------
          Austria -- 0.6%
    6,079 Erste Bank der oesterreichischen Sparkassen AG              463,345
                                                                  -----------
          Brazil -- 5.2%
    8,593 Banco Itau Holding Financeira SA, ADR                       434,978
    5,771 Companhia de Bebidas das Americas, ADR                      422,033
   22,261 Companhia Energetica de Minas Gerais ADR                    474,827
   16,116 Companhia Vale do Rio Doce                                  546,816
   34,807 Companhia Vale do Rio Doce, Sponsored ADR                   990,259
   13,983 Petroleo Brasileiro SA, ADR                               1,055,717
                                                                  -----------
                                                                    3,924,630
                                                                  -----------
          Canada -- 2.9%
   14,849 Cameco Corp.                                                686,618
    7,118 IGM Financial, Inc.                                         376,420
   16,931 Manulife Financial Corp.                                    698,573
    4,458 Suncor Energy, Inc.                                         422,663
                                                                  -----------
                                                                    2,184,274
                                                                  -----------
          China -- 1.9%
  152,000 Cosco Pacific, Ltd.                                         479,500
  822,000 Denway Motors, Ltd.                                         478,781
    8,137 Focus Media Holding Limited (b)                             472,109
                                                                  -----------
                                                                    1,430,390
                                                                  -----------
          Denmark -- 1.0%
    9,721 Vestas Wind Systems A/S (b)                                 768,477
                                                                  -----------
          France -- 9.6%
   23,884 Axa                                                       1,069,629
    4,416 BNP Paribas                                                 483,269
   11,400 Carrefour SA                                                798,017
    5,253 Electricite de France                                       554,869
    6,586 Iliad SA                                                    610,394
    3,368 LVMH Moet Hennessy Louis Vuitton SA                         403,175
   10,819 Neuf Cegetel                                                473,728
    2,059 PPR                                                         387,307
    4,220 Schneider Electric SA                                       532,851
    7,234 Suez SA                                                     425,115
   12,770 Total SA, ADR                                             1,034,753
   12,952 Vivendi SA                                                  547,300
                                                                  -----------
                                                                    7,320,407
                                                                  -----------
          Germany -- 5.6%
   17,648 Adidas AG                                                 1,156,998
   11,819 Commerzbank AG                                              477,637
    2,700 Merck KGaA                                                  325,329
   20,907 SAP AG, ADR                                               1,226,614
    4,197 Siemens AG (Registered)                                     575,637
    1,981 Wacker Chemie AG                                            462,901
                                                                  -----------
                                                                    4,225,116
                                                                  -----------
          Greece -- 1.3%
   10,022 Folli - Follie SA                                       $   407,554
    8,901 National Bank of Greece SA                                  567,813
                                                                  -----------
                                                                      975,367
                                                                  -----------
          Hong Kong -- 1.8%
   55,000 Esprit Holdings, Ltd.                                       871,481
  179,000 Foxconn International Holdings, Ltd. (b)                    489,148
                                                                  -----------
                                                                    1,360,629
                                                                  -----------
          India -- 2.2%
    5,893 HDFC Bank, Ltd., ADR                                        631,317
    3,792 Infosys Technologies, Ltd.                                  178,775
   17,570 Infosys Technologies, Ltd., ADR                             850,212
                                                                  -----------
                                                                    1,660,304
                                                                  -----------
          Ireland -- 1.5%
   43,105 Anglo Irish Bank Corp. PLC                                  802,021
    8,568 Ryanair Holdings PLC, Sponsored ADR (b)                     355,657
                                                                  -----------
                                                                    1,157,678
                                                                  -----------
          Israel -- 0.7%
   11,180 Teva Pharmaceutical Industries, Ltd., Sponsored ADR         497,175
                                                                  -----------
          Italy -- 4.2%
   18,630 ENI SpA                                                     687,964
   29,824 Saipem SpA                                                1,271,478
  145,160 UniCredito Italiano SpA                                   1,242,687
                                                                  -----------
                                                                    3,202,129
                                                                  -----------
          Japan -- 14.8%
   56,000 Bank of Yokohama (The), Ltd.                                384,564
    7,100 Canon, Inc.                                                 385,284
   81,000 Isuzu Motors, Ltd.                                          460,822
   12,600 Millea Holdings, Inc.                                       504,705
   19,000 NGK Insulators, Ltd.                                        608,651
    4,500 Nidec Corp.                                                 313,717
    1,800 Nintendo Co., Ltd.                                          929,347
   11,600 Nitto Denko Corp.                                           537,202
   17,200 Nomura Holdings, Inc.                                       286,141
    4,000 Onward Kashiyama Co., Ltd.                                   40,362
    2,730 Orix Corp.                                                  618,693
   12,700 Promise Co., Ltd.                                           308,600
   28,000 Sharp Corp.                                                 506,058
   23,000 Shionogi & Co., Ltd.                                        353,617
    4,500 SMC Corp.                                                   614,089
   37,900 Sumitomo Corp.                                              727,911
       61 Sumitomo Mitsui Financial Group, Inc.                       473,250
   77,000 Sumitomo Trust & Banking Co., Ltd.                          579,741
    5,700 Takeda Pharmaceutical Co., Ltd.                             399,746
   15,600 THK Co., Ltd.                                               327,887
   55,000 Toshiba Corp.                                               511,086
   10,800 Toyota Motor Corp.                                          631,825
    4,800 Yamada Denki Co., Ltd.                                      472,722
   22,000 Yaskawa Electric Corp.                                      272,663
                                                                  -----------
                                                                   11,248,683
                                                                  -----------
          Korea -- 3.1%
   10,166 Hyundai Motor Co., Ltd.                                     818,829
    4,983 Kookmin Bank, ADR                                           408,556

Investments as of September 30, 2007 (Unaudited)


 Shares     Description                                              Value (+)
 ------     -----------                                             -----------
            Common Stocks (continued)
            Korea -- continued
 3,688      Samsung Electronics Co., Ltd., GDR, 144A                  1,157,110
                                                                    -----------
                                                                      2,384,495
                                                                    -----------
            Luxembourg -- 0.9%
 8,379      Millicom International Cellular SA (b)                  $   702,998
                                                                    -----------
            Mexico -- 2.4%
 9,554      America Movil SAB de CV                                     611,456
 15,548     Cemex SA de CV Sponsored ADR (b)                            465,196
 9,177      Fomento Economico Mexicano SA de CV Sponsored ADR           343,220
 11,084     Wal-Mart De Mexico SA de CV, ADR                            406,477
                                                                    -----------
                                                                      1,826,349
                                                                    -----------
            Netherlands -- 1.2%
 7,742      ING Groep NV                                                344,051
 12,356     Koninklijke (Royal) Philips Electronics NV                  555,279
                                                                    -----------
                                                                        899,330
                                                                    -----------
            Norway -- 0.8%
 13,856     Renewable Energy Corp A/S (b)                               637,681
                                                                    -----------
            Russia -- 3.0%
 11,698     Evraz Group SA, GDR, 144A                                   740,483
 6,598      LUKOIL, ADR                                                 548,294
 2,261      MMC Norilsk Nickel, ADR                                     614,992
 7,805      OAO Gazprom, Sponsored ADR                                  344,201
                                                                    -----------
                                                                      2,247,970
                                                                    -----------
            Scotland -- 0.2%
 6,800      Subsea 7, Inc. (b)                                          188,425
                                                                    -----------
            Singapore -- 1.3%
 29,000     DBS Group Holdings, Ltd.                                    420,179
 55,000     Keppel Corp., Ltd.                                          532,205
                                                                    -----------
                                                                        952,384
                                                                    -----------
            Spain -- 3.4%
 27,631     Banco Bilbao Vizcaya Argentaria SA                          648,091
 61,021     Banco Santander Central Hispano SA                        1,188,433
 26,950     Telefonica SA                                               752,935
                                                                    -----------
                                                                      2,589,459
                                                                    -----------
            Switzerland -- 9.1%
 26,170     ABB, Ltd.                                                   686,507
 6,398      Credit Suisse Group                                         425,236
 4,386      Holcim, Ltd.                                                483,776
 5,200      Lonza Group AG                                              566,159
 2,234      Nestle SA                                                 1,001,481
 1,586      Nobel Biocare Holding AG                                    429,648
 19,586     Novartis AG                                               1,077,490
 3,941      Roche Holding AG                                            713,605
 2,310      Syngenta AG                                                 499,770
 3,536      Synthes, Inc.                                               395,688
 11,412     UBS AG                                                      613,140
                                                                    -----------
                                                                      6,892,500
                                                                    -----------
            Taiwan -- 1.1%
 81,592     Taiwan Semiconductor Manufacturing Co., Ltd.,
            Sponsored ADR                                           $   825,711
                                                                    -----------
            Thailand -- 0.4%
 88,000     Bangkok Bank Public Co., Ltd.                               295,211
                                                                    -----------
            United Kingdom -- 15.3%
 206,696    ARM Holdings PLC                                            649,478
 8,804      AstraZeneca PLC                                             440,649
 30,696     Autonomy Corporation PLC (b)                                539,007
 38,480     Barclays PLC                                                467,776
 24,103     BHP Billiton PLC                                            862,268
 71,944     British Sky Broadcasting PLC                              1,023,332
 50,667     Cattles PLC                                                 361,660
 22,532     GlaxoSmithKline PLC                                         597,618
 28,283     HBOS PLC                                                    529,274
 29,793     HSBC Holdings PLC                                           546,901
 42,258     ICAP PLC                                                    454,320
 62,184     Man Group PLC                                               704,436
 78,299     Michael Page International PLC                              661,379
 103,973    Old Mutual PLC                                              339,962
 47,149     Prudential PLC                                              722,629
 7,016      Reckitt Benckiser PLC                                       411,315
 62,918     Smith & Nephew PLC                                          767,814
 89,023     Tesco PLC                                                   797,951
 21,108     Vodafone Group PLC, ADR                                     766,221
                                                                    -----------
                                                                     11,643,990
                                                                    -----------
            Total -- Common Stocks (Cost $60,330,364)                74,715,761
                                                                    -----------
 Principal
 Amount
 ---------
 Short-Term Investment - 1.6%
 $1,186,000 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 09/28/07 at 3.750%, to be
            repurchased at $1,186,371 on 10/01/07, collateralized
            by $1,195,000 Federal National Mortgage Association
            6.000%, due 08/22/16 with a value of $1,211,431
            including accrued interest (c)                            1,186,000
                                                                    -----------
            Total Short-Term Investments (Identified Cost
            $1,186,000)                                               1,186,000
            Total Investments -- 100.0% (Cost $61,516,364)(a)        75,901,761
            Other assets and liabilities --0.0%                           9,106
                                                                    -----------
            Net Assets -- 100%                                      $75,910,867
                                                                    ===========

Investments as of September 30, 2007 (Unaudited)

--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment advisor and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2007, approximately 73% of the market value of the investments were fair valued pursuant to procedures approved by the Board of Trustees.

         In September 2006, Statement of Financial Accounting Standards
         No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At September 30, 2007, the net unrealized appreciation on investments based on a cost of $61,516,364 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of value over
            tax cost                                                $14,871,776
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value                                                 (486,379)
                                                                    -----------
          Net unrealized appreciation                               $14,385,397
                                                                    ===========

(b)      Non-income producing security.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,897,593 or 2.5% of net assets

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

       Financials                                                   25.7%
       Consumer Discretionary                                       12.0
       Information Technology                                       11.0
       Materials                                                    10.2
       Industrials                                                   9.9
       Energy                                                        9.1
       Health Care                                                   7.9
       Consumer Staples                                              5.6
       Telecommunication Services                                    5.1
       Other, less than 2% each                                      1.9

             INTERNATIONAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)


 Shares    Description                                              Value (+)
 ------    -----------                                             ------------
 Common Stocks - 99.6% of Net Assets
           Australia -- 4.2%
   292,287 BHP Billiton, Ltd.                                      $ 11,413,273
   123,480 Rio Tinto, Ltd.                                           11,800,319
   343,358 Woodside Petroleum, Ltd.                                  15,224,776
                                                                   ------------
                                                                     38,438,368
                                                                   ------------
           Austria -- 1.2%
   143,866 Erste Bank der oesterreichischen Sparkassen AG            10,965,563
                                                                   ------------
           Brazil -- 5.2%
   203,095 Banco Itau Holding Financeira SA, ADR                     10,280,669
   136,296 Companhia de Bebidas das Americas, ADR                     9,967,327
   412,568 Companhia Vale do Rio Doce                                13,998,432
   164,720 Petroleo Brasileiro SA, ADR                               12,436,360
                                                                   ------------
                                                                     46,682,788
                                                                   ------------
           Canada -- 4.8%
   359,054 Cameco Corp.                                              16,602,657
   402,713 Manulife Financial Corp.                                  16,615,938
   107,792 Suncor Energy, Inc.                                       10,219,760
                                                                   ------------
                                                                     43,438,355
                                                                   ------------
           China -- 1.3%
   196,791 Focus Media Holding Limited (b)                           11,417,814
                                                                   ------------
           Denmark -- 2.0%
   235,089 Vestas Wind Systems A/S (b)                               18,584,568
                                                                   ------------
           France -- 6.4%
   238,994 Axa                                                       10,703,188
   126,948 Electricite de France                                     13,409,386
   159,292 Iliad SA                                                  14,763,267
    81,447 LVMH Moet Hennessy Louis Vuitton SA                        9,749,822
   114,394 Total SA, ADR                                              9,269,346
                                                                   ------------
                                                                     57,895,009
                                                                   ------------
           Germany -- 4.5%
   206,491 Adidas AG                                                 13,537,490
   265,846 SAP AG, ADR                                               15,597,185
    47,913 Wacker Chemie AG                                          11,195,850
                                                                   ------------
                                                                     40,330,525
                                                                   ------------
           Greece -- 1.5%
   215,251 National Bank of Greece SA                                13,731,298
                                                                   ------------
           Hong Kong -- 3.6%
 1,331,800 Esprit Holdings, Ltd.                                     21,102,523
 4,333,000 Foxconn International Holdings, Ltd. (b)                  11,840,657
                                                                   ------------
                                                                     32,943,180
                                                                   ------------
           India -- 3.1%
   140,898 HDFC Bank Ltd., ADR                                       15,094,403
   116,563 Infosys Technologies, Ltd.                                 5,495,400
   151,977 Infosys Technologies, Ltd., ADR                            7,354,167
                                                                   ------------
                                                                     27,943,970
                                                                   ------------
           Ireland -- 1.2%
   584,415 Anglo Irish Bank Corp. PLC                                10,873,750
                                                                   ------------
           Israel -- 1.3%
   270,354 Teva Pharmaceutical Industries, Ltd., Sponsored ADR     $ 12,022,642
                                                                   ------------
           Italy -- 3.9%
   422,901 Saipem SpA                                                18,029,418
 2,001,966 UniCredito Italiano SpA                                   17,138,443
                                                                   ------------
                                                                     35,167,861
                                                                   ------------
           Japan -- 13.2%
   441,000 NGK Insulators, Ltd.                                      14,127,100
   277,700 Nitto Denko Corp.                                         12,860,429
    65,550 Orix Corp.                                                14,855,443
   681,000 Sharp Corp.                                               12,308,048
   107,900 SMC Corp.                                                 14,724,488
     1,476 Sumitomo Mitsui Financial Group, Inc.                     11,451,110
 1,333,000 Toshiba Corp.                                             12,386,863
   258,700 Toyota Motor Corp.                                        15,134,548
   114,300 Yamada Denki Co., Ltd.                                    11,256,688
                                                                   ------------
                                                                    119,104,717
                                                                   ------------
           Korea -- 2.2%
   114,032 Hyundai Motor Co., Ltd.                                    9,184,802
    34,137 Samsung Electronics Co., Ltd., GDR, 144A                  10,710,484
                                                                   ------------
                                                                     19,895,286
                                                                   ------------
           Luxembourg -- 1.9%
   202,587 Millicom International Cellular SA (b)                    16,997,049
                                                                   ------------
           Mexico -- 1.1%
   262,593 Wal-Mart De Mexico SA de CV, Sponsored ADR, Series V       9,629,916
                                                                   ------------
           Netherlands -- 1.5%
   298,793 Koninklijke (Royal) Philips Electronics NV                13,427,757
                                                                   ------------
           Norway -- 1.7%
   335,073 Renewable Energy Corp A/S (b)                             15,420,743
                                                                   ------------
           Singapore -- 1.4%
 1,286,000 Keppel Corp., Ltd.                                        12,443,916
                                                                   ------------
           Spain -- 5.2%
   668,195 Banco Bilbao Vizcaya Argentaria SA                        15,672,648
   668,544 Banco Santander Central Hispano SA                        13,020,436
   652,055 Telefonica SA                                             18,217,249
                                                                   ------------
                                                                     46,910,333
                                                                   ------------
           Switzerland -- 12.8%
   632,851 ABB, Ltd.                                                 16,601,316
   105,269 Holcim, Ltd.                                              11,611,180
    28,281 Nestle SA                                                 12,678,101
    35,938 Nobel Biocare Holding AG                                   9,735,624
   216,273 Novartis AG                                               11,897,888
    95,286 Roche Holding AG                                          17,253,630
    54,547 Syngenta AG                                               11,801,281
    83,593 Synthes, Inc.                                              9,354,269
   284,954 UBS AG                                                    15,309,910
                                                                   ------------
                                                                    116,243,199
                                                                   ------------

Investments as of September 30, 2007 (Unaudited)


 Shares    Description                                              Value (+)
 ------    -----------                                             ------------
           Taiwan -- 1.0%
   940,707 Taiwan Semiconductor Manufacturing Co., Ltd.,
           Sponsored ADR                                           $  9,519,955
                                                                   ------------
           United Kingdom -- 13.4%
 4,541,020 ARM Holdings PLC                                          14,268,751
   743,548 Autonomy Corporation PLC (b)                              13,056,354
   930,534 Barclays PLC                                              11,311,894
   661,977 British Sky Broadcasting PLC                               9,415,968
 1,001,508 ICAP PLC                                                  10,767,300
 1,720,119 Michael Page International PLC                            14,529,570
 1,140,703 Prudential PLC                                            17,482,990
   169,655 Reckitt Benckiser PLC                                      9,946,070
   868,893 Smith & Nephew PLC                                        10,603,457
 1,110,378 Tesco PLC                                                  9,952,784
                                                                   ------------
                                                                    121,335,138
                                                                   ------------
           Total -- Common Stocks (Cost $744,200,446)               901,363,700
                                                                   ------------

Principal
Amount
----------
Short-Term Investment - 0.2%
$1,883,000 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 09/28/07 at 3.750%, to be
           repurchased at $1,883,588 on 10/01/07, collateralized
           by $1,895,000 Federal National Mortgage Association
           6.000%, due 08/22/16 with a value of $1,921,056
           including accrued interest(c)                              1,883,000
                                                                   ------------
           Total Short-Term Investments (Identified Cost
           $1,883,000 )                                               1,883,000
           Totals Investments -- 99.8% (Cost $746,083,446)(a)       903,246,700
           Other assets and liabilities-- 0.2%                        1,394,212
                                                                   ------------
           Net Assets-- 100%                                       $904,640,912
                                                                   ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the State and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2007 approximately 75% of the market value of investments were fair valued pursuant procedures approved by the Board of Trustees.

         In September 2006, Statement of Financial Accounting Standards
         No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At September 30, 2007, the net unrealized appreciation on investments based on a cost of $746,083,446 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value over
         tax cost                                                 $ 168,969,634
         Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value                                              (11,806,380)
                                                                  ------------
         Net unrealized appreciation                              $157,165,254
                                                                  ============

(b)      Non-income producing security.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,710,484 or 1.2% of net assets

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

         Financials                                                23.9%
         Consumer Discretionary                                    14.0
         Industrials                                               11.7
         Information Technology                                    11.0
         Materials                                                  9.4
         Energy                                                     9.0
         Health Care                                                7.8
         Consumer Staples                                           5.8
         Telecommunication Services                                 5.5
         Other, less than 2% each                                   1.5

             INTERNATIONAL VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)


Shares    Description                                                Value (+)
------    -----------                                               -----------
Common Stocks - 98.3% of Net Assets
          Australia -- 1.5%
  188,150 Westpac Banking Corp.                                     $ 4,740,824
                                                                    -----------
          Brazil -- 5.2%
  188,219 Companhia Energetica de Minas Gerais, ADR                   4,014,711
  281,364 Companhia Vale Do Rio Doce, Sponsored ADR                   8,004,806
   62,324 Petroleo Brasileiro SA, ADR                                 4,705,462
                                                                    -----------
                                                                     16,724,979
                                                                    -----------
          Canada -- 1.0%
   61,586 IGM Financial, Inc.                                         3,256,848
                                                                    -----------
          China -- 2.5%
1,308,000 Cosco Pacific, Ltd.                                         4,126,222
6,441,024 Denway Motors, Ltd.                                         3,751,630
                                                                    -----------
                                                                      7,877,852
                                                                    -----------
          France -- 13.0%
  118,664 Axa                                                         5,314,289
   36,721 BNP Paribas                                                 4,018,592
   97,988 Carrefour SA                                                6,859,306
   93,467 Neuf Cegetel                                                4,092,610
   17,186 PPR                                                         3,232,760
   35,800 Schneider Electric SA                                       4,520,395
   58,117 Suez SA                                                     3,415,317
   68,117 Total SA                                                    5,519,741
  111,971 Vivendi SA                                                  4,731,453
                                                                    -----------
                                                                     41,704,463
                                                                    -----------
          Germany -- 6.8%
   78,308 Adidas AG                                                   5,133,850
   88,512 Commerzbank AG                                              3,577,007
   23,300 Merck KGaA                                                  2,807,467
   91,591 SAP AG                                                      5,365,230
   36,901 Siemens AG (Registered)                                     5,061,137
                                                                    -----------
                                                                     21,944,691
                                                                    -----------
          Greece -- 1.1%
   85,586 Folli - Follie SA                                           3,480,435
                                                                    -----------
          India -- 1.3%
   87,087 Infosys Technologies, Ltd., ADR                             4,214,140
                                                                    -----------
          Ireland -- 1.9%
  157,677 Anglo Irish Bank Corp. PLC                                  2,933,772
   72,653 Ryanair Holdings PLC, Sponsored ADR (b)                     3,015,826
                                                                    -----------
                                                                      5,949,598
                                                                    -----------
          Italy -- 4.6%
  157,939 ENI SpA                                                     5,832,333
  104,308 Saipem SpA                                                  4,446,933
  533,891 UniCredito Italiano SpA                                     4,570,538
                                                                    -----------
                                                                     14,849,804
                                                                    -----------
          Japan -- 17.2%
  487,000 Bank of Yokohama (The), Ltd.                                3,344,334
   62,100 Canon, Inc.                                                 3,369,878
  707,000 Isuzu Motors, Ltd.                                          4,022,241
  107,100 Millea Holdings, Inc.                                       4,289,995
   65,300 Nidec Corp.                                                 4,552,376
   14,600 Nintendo Co., Ltd.                                        $ 7,538,040
  148,900 Nomura Holdings, Inc.                                       2,477,113
   36,000 Onward Kashiyama Co., Ltd.                                    363,256
  107,600 Promise Co., Ltd.                                           2,614,598
  193,000 Shionogi & Co., Ltd.                                        2,967,308
  326,900 Sumitomo Corp.                                              6,278,470
  654,000 Sumitomo Trust & Banking Co., Ltd.                          4,924,034
   48,700 Takeda Pharmaceutical Co., Ltd.                             3,415,377
  133,100 THK Co., Ltd.                                               2,797,547
  189,000 Yaskawa Electric Corp.                                      2,342,420
                                                                    -----------
                                                                     55,296,987
                                                                    -----------
          Korea -- 4.2%
   44,474 Hyundai Motor Co., Ltd.                                     3,582,195
   44,653 Kookmin Bank                                                3,682,969
    9,694 Samsung Electronics Co., Ltd., 144A                         6,065,909
                                                                    -----------
                                                                     13,331,073
                                                                    -----------
          Mexico -- 3.3%
   82,133 America Movil SAB de CV, Series L, ADR                      5,256,512
   72,154 Cemex SAB de CV, Sponsored ADR (b)                          2,158,848
   80,103 Fomento Economico Mexicano SA de CV, Sponsored ADR          2,995,852
                                                                    -----------
                                                                     10,411,212
                                                                    -----------
          Netherlands -- 0.9%
   67,080 ING Groep NV                                                2,981,004
                                                                    -----------
          Russia -- 6.0%
  101,581 Evraz Group SA, GDR, 144A                                   6,430,077
   55,785 LUKOIL ADR                                                  4,635,734
   19,119 MMC Norilsk Nickel ADR                                      5,200,368
   67,183 OAO Gazprom, Sponsored ADR                                  2,962,770
                                                                    -----------
                                                                     19,228,949
                                                                    -----------
          Scotland -- 0.5%
   58,000 Subsea 7, Inc. (b)                                          1,607,153
                                                                    -----------
          Singapore -- 1.1%
  253,600 DBS Group Holdings, Ltd.                                    3,674,391
                                                                    -----------
          Spain -- 1.7%
  282,891 Banco Santander Central Hispano SA                          5,509,531
                                                                    -----------
          Switzerland -- 5.3%
   51,939 Credit Suisse Group                                         3,452,070
   47,181 Lonza Group AG                                              5,136,912
    9,407 Nestle SA                                                   4,217,068
   73,656 Novartis AG                                                 4,052,059
                                                                    -----------
                                                                     16,858,109
                                                                    -----------
          Taiwan -- 1.1%
1,877,887 Taiwan Semiconductor Manufacturing Co., Ltd.                3,619,861
                                                                    -----------
          Thailand -- 0.8%
  762,900 Bangkok Bank Public Co., Ltd.                               2,559,279
                                                                    -----------
          United Kingdom -- 17.3%
   74,690 AstraZeneca PLC                                             3,738,311
  203,688 BHP Billiton PLC                                            7,286,792

Investments as of September 30, 2007 (Unaudited)


Shares    Description                                               Value (+)
------    -----------                                              ------------
          United Kingdom (continued)
  373,271 British Sky Broadcasting PLC                             $  5,309,411
  436,103 Cattles PLC                                                 3,112,890
  204,379 GlaxoSmithKline PLC                                         5,420,762
  238,807 HBOS PLC                                                    4,468,919
  251,073 HSBC Holdings PLC                                           4,608,872
  525,073 Man Group PLC                                               5,948,162
  892,610 Old Mutual PLC                                              2,918,577
  225,815 Smith & Nephew PLC                                          2,755,713
  368,565 Tesco PLC                                                   3,303,603
1,798,026 Vodafone Group PLC                                          6,480,956
                                                                   ------------
                                                                     55,352,968
                                                                   ------------
          Total -- Common Stocks (Cost $226,606,124)                315,174,151
                                                                   ------------

Principal
Amount
---------
Short-Term Investment - 1.9%
$6,029,000 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 9/28/07 at 3.750%, to be
           repurchased at $6,030,884 on 10/1/07, collateralized
           by $6,070,000 Federal National Mortgage Association
           6.000%, due 8/22/16 with a value of $6,153,463
           including accrued interest(c)                             6,029,000
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $6,029,000)                              6,029,000
           Total Investments -- 100.2% (Cost $232,635,124)(a)      321,203,151
           Other assets and liabilities -- (0.2)%                     (496,744)
                                                                  ------------
           Total Net Assets -- 100%                               $320,706,407
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the State and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2007, approximately 80% of the market value of investments were fair valued pursuant to the procedure of approved by the Board of Trustees.

         In September 2006, Statement of Financial Accounting Standards
         No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At September 30, 2007, the net unrealized appreciation on investments based on a cost of $232,635,124 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value over
           tax cost                                                $90,377,860
         Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value                                               (1,809,833)
                                                                   -----------
         Net unrealized appreciation                               $88,568,027
                                                                   ===========

(b)      Non-income producing security.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,495,986 or 3.9% of net assets

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at September 30, 2007 as a Percentage of Net Assets (Unaudited)

  Financials                                                             27.5%
  Information Technology                                                 11.4
  Materials                                                              10.7
  Consumer Discretionary                                                 10.6
  Energy                                                                  9.3
  Industrials                                                             8.2
  Health Care                                                             8.0
  Consumer Staples                                                        5.3
  Telecommunication Services                                              5.0
  Utilities                                                               2.3

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Hansberger International Series

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  November 28, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  November 28, 2007